Shareholder Fees - Calamos Growth and Income Portfolio - Calamos Growth & Income Portfolio	Apr. 09, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)
Maximum Deferred Sales Charge (as a percentage of Offering Price)